Consolidated Balance Sheet (Parenthetical)	Dec. 31, 2019 $ / shares shares
Statement of Financial Position [Abstract]
Ordinary shares, par value | $ / shares	$ 0.0001
Ordinary shares, authorized	500,000,000
Ordinary shares, issued	1
Ordinary shares, outstanding	1